Income Taxes - Schedule of Reconciles the Federal Statutory Income Tax Rate to the Effective Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Federal Tax rate	0.00%	0.00%
Income tax expense (benefit)
Photomedex, Inc. [Member]
Federal Tax rate	34.00%	34.00%
Federal tax expense (benefit) at 34%	$ (4,208)	$ (14,154)
State and local income tax, net of Federal benefit	(476)	(421)
Foreign rate differential	(173)	(454)
Increase in taxes from permanent differences instock-based compensation	508	489
Increase in taxes from permanent difference in Intangible asset impairment		3,779
US taxation of foreign earnings - Subpart F		7,610
Return to provision and other adjustments		269
Impact of deferred tax adjustments		2,852
Foreign tax credits		(5,079)
Tax on foreign exchange
Tax on undistributed earnings		(2,816)
Change in valuation allowance	5,036	5,893
Other, net	18	238
Income tax expense (benefit)	$ 762	$ (1,794)